BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—98.6%
COMMON STOCKS—95.5%
Austria—1.2%
ams AG*	21,451		$549,834
Andritz AG	22,227		937,764
			1,487,598
Bermuda—1.8%
Everest Re Group Ltd.†	9,972		2,266,935
Brazil—2.0%
JBS SA	212,100		916,511
Petroleo Brasileiro SA - SP ADR	120,939		1,157,386
Vasta Platform Ltd.*	25,658		354,080
			2,427,977
Canada—2.9%
Air Canada*	27,603		524,982
Bausch Health Cos., Inc.*	27,566		511,901
Kinross Gold Corp.	169,238		1,205,399
Lundin Mining Corp.	95,742		765,228
West Fraser Timber Co., Ltd.	10,641		589,200
			3,596,710
China—0.9%
Alibaba Group Holding Ltd.*	32,360		1,063,082
France—9.2%
Accor SA*	21,708		745,375
BNP Paribas SA*	54,066		2,752,019
Capgemini SA	10,910		1,517,860
Cie de Saint-Gobain*	39,345		1,863,840
Eiffage SA*	13,707		1,340,096
Peugeot SA*	75,123		1,762,480
Sanofi	14,006		1,411,786
			11,393,456
Germany—6.1%
Continental AG	12,403		1,678,753
Deutsche Post AG	39,276		1,894,602
Deutsche Telekom AG	76,508		1,381,241
HeidelbergCement AG	18,088		1,279,644
Rheinmetall AG	9,027		801,498
Siemens AG	3,193		426,184
			7,461,922
Hong Kong—1.5%
Topsports International Holdings Ltd.	552,000		819,489
WH Group Ltd.	1,205,500		982,087
			1,801,576
Hungary—0.5%
OTP Bank PLC*	16,249		646,697
Italy—1.2%
Enel SpA	65,583		657,981
Leonardo SpA	112,605		817,422
			1,475,403
Japan—10.3%
Fuji Corp.	30,300		732,072
Fuji Electric Co., Ltd.	18,100		640,868
Hitachi Ltd.	55,600		2,110,230
Honda Motor Co., Ltd.	64,400		1,791,733
Kyudenko Corp.	17,100		487,985
Mitsubishi Gas Chemical Co., Inc.	15,200		321,723
Sony Corp.	42,700		3,979,020
Sumitomo Mitsui Financial Group, Inc.	24,000		690,062
Taiyo Yuden Co., Ltd.	30,900		1,399,280
TS Tech Co., Ltd.	19,200		561,587
			12,714,560
Macao—0.6%
Wynn Macau Ltd.	396,800		676,197
Netherlands—0.5%
NXP Semiconductors NV	4,095		648,730
Norway—0.5%
Crayon Group Holding ASA*	48,562		611,648
South Korea—5.5%
Hana Financial Group, Inc.	27,018		821,178
KB Financial Group, Inc.	23,680		978,935
KT Corp. - SP ADR†	83,146		899,640
Posco	4,922		1,043,443
Samsung Electronics Co., Ltd.	40,632		2,449,327
SK Hynix, Inc.	7,046		620,882
			6,813,405
Sweden—2.4%
Volvo AB*	132,285		3,013,006
Switzerland—4.5%
Glencore PLC	432,069		1,218,117
Novartis AG	11,270		1,020,336
STMicroelectronics NV	58,929		2,321,463
UBS Group AG*	71,207		1,010,008
			5,569,924
Taiwan—0.7%
Simplo Technology Co., Ltd.	73,000		848,778
			848,778
United Kingdom—6.0%
DS Smith PLC	140,613		615,418
Kingfisher PLC	225,510		818,972
Melrose Industries PLC	626,728		1,254,048
Nomad Foods Ltd.*	15,645		377,827
Persimmon PLC	19,244		675,318
Rio Tinto PLC	10,323		673,880
Tesco PLC	680,959		2,049,643
WH Smith PLC	48,326		907,132
			7,372,238
United States—37.2%
Activision Blizzard, Inc.†	7,076		562,400
Allison Transmission Holdings, Inc.	17,447		716,199
Allstate Corp., (The)†#	2,546		260,583
Alphabet, Inc., Class C*†	801		1,410,353
American International Group, Inc.	17,562		675,083
Anthem, Inc.	3,017		939,856
Applied Materials, Inc.†	18,786		1,549,469
AutoZone, Inc.*	1,378		1,567,682
Bank of America Corp.	24,482		689,413
CF Industries Holdings, Inc.	24,144		900,571
Change Healthcare, Inc.*	11,541		197,697
Cigna Corp.†	5,022		1,050,301
Citigroup, Inc.†	44,039		2,425,228
Corteva, Inc.†	21,890		838,825
CVS Health Corp.†	17,890		1,212,763
Diamondback Energy, Inc.	36,809		1,470,888
Dick's Sporting Goods, Inc.	21,766		1,236,526
DuPont de Nemours, Inc.	33,399		2,118,833
Eagle Materials, Inc.*	12,160		1,106,438
eBay, Inc.	14,683		740,464
Goldman Sachs Group Inc., (The)	3,672		846,690
Graphic Packaging Holding Co.†	38,884		595,703
JPMorgan Chase & Co.†	9,914		1,168,662
KeyCorp†#	78,400		1,212,064
Lennar Corp., Class A	8,554		648,906
Marathon Petroleum Corp.†	29,227		1,136,346
MasTec, Inc.*	13,189		747,948
McKesson Corp.	7,250		1,304,348
Micron Technology, Inc.*	16,137		1,034,220
Microsoft Corp.†	5,568		1,191,942
Oracle Corp.†#	19,179		1,107,012
Owens Corning†	14,945		1,089,042
Parsley Energy, Inc., Class A	91,479		1,146,232
Pfizer, Inc.†	44,735		1,713,798
Rackspace Technology, Inc.*†	41,709		749,094
Science Applications International Corp.	12,234		1,132,134
SYNNEX Corp.*	10,171		1,630,513
Viatris, Inc.*	5,550		93,351
Viper Energy Partners LP†	66,354		743,165
Virtu Financial, Inc., Class A†#	39,000		888,810
Vistra Energy Corp.†	113,333		2,117,060
VMware, Inc., Class A*	5,082		710,921
WestRock Co.	28,193		1,190,027
			45,867,560
TOTAL COMMON STOCKS
(Cost $96,271,589)			117,757,402
PREFERRED STOCKS—0.5%
Germany—0.5%
Schaeffler AG 6.923%	79,089		590,576
TOTAL PREFERRED STOCKS
(Cost $614,555)			590,576
SHORT-TERM INVESTMENTS—2.6%
U.S. Bank Money Market Deposit Account, 0.03%(a)	3,187,229		3,187,229
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,187,229)			3,187,229
TOTAL INVESTMENTS—98.6%
(Cost $100,073,373)			121,535,207
SECURITIES SOLD SHORT—(27.1%)
COMMON STOCKS—(27.1%)
Australia—(1.1%)
Afterpay Ltd.*	(3,687)		(256,893)
Commonwealth Bank of Australia	(6,947)		(402,861)
Technology One Ltd.	(49,290)		(331,675)
WiseTech Global Ltd.	(15,287)		(345,593)
			(1,337,022)
Canada—(0.3%)
Agnico Eagle Mines Ltd.	(6,552)		(431,580)
China—(0.8%)
GSX Techedu, Inc. - ADR*	(6,982)		(448,873)
Microport Scientific Corp.	(56,000)		(240,568)
Pinduoduo, Inc. - ADR*	(2,441)		(338,835)
			(1,028,276)
France—(0.4%)
Remy Cointreau SA	(3,078)		(548,199)
Germany—(1.3%)
Beiersdorf AG	(5,625)		(629,850)
Deutsche Bank AG*	(37,263)		(413,109)
Rational AG	(694)		(616,738)
			(1,659,697)
Japan—(5.2%)
Canon, Inc.	(13,300)		(235,602)
Dentsu Group, Inc.	(15,500)		(501,063)
Hirose Electric Co., Ltd.	(1,900)		(268,014)
Japan Tobacco, Inc.	(27,100)		(548,563)
Kao Corp.	(4,400)		(329,802)
Kawasaki Heavy Industries Ltd.	(16,000)		(231,003)
Keio Corp.	(8,500)		(602,833)
Mani, Inc.	(11,300)		(276,706)
Mitsubishi Chemical Holdings Corp.	(99,200)		(546,131)
Nidec Corp.	(2,200)		(279,021)
NTN Corp.	(157,200)		(327,237)
Odakyu Electric Railway Co., Ltd.	(20,300)		(614,512)
PeptiDream, Inc.*	(5,000)		(254,235)
Rakuten, Inc.	(28,500)		(318,524)
Sanrio Co., Ltd.	(32,300)		(484,807)
Seiko Epson Corp.	(37,600)		(560,282)
			(6,378,335)
Sweden—(0.5%)
Essity AB	(18,977)		(603,071)
Switzerland—(0.4%)
Stadler Rail AG	(9,788)		(440,482)
United Kingdom—(0.9%)
Amcor PLC	(27,813)		(315,121)
GW Pharmaceuticals PLC - ADR*	(3,068)		(429,766)
Renishaw PLC	(4,087)		(303,423)
			(1,048,310)
United States—(16.2%)
Alteryx, Inc., Class A*	(2,597)		(311,224)
American Well Corp., Class A*	(9,845)		(261,286)
Appfolio, Inc., Class A*	(1,998)		(325,534)
Appian Corp.*	(6,406)		(896,840)
Beyond Meat, Inc.*	(3,806)		(532,459)
Blackline, Inc.*	(3,816)		(468,986)
Cal-Maine Foods, Inc.*	(10,629)		(415,913)
Carvana Co.*	(1,948)		(487,409)
Casey's General Stores, Inc.	(3,091)		(561,573)
Chipotle Mexican Grill, Inc.*	(229)		(295,279)
Choice Hotels International, Inc.*	(3,083)		(307,221)
Cincinnati Financial Corp.	(10,476)		(799,843)
Cognex Corp.	(3,440)		(258,482)
Compass Minerals International, Inc.	(8,180)		(510,923)
Cree, Inc.*	(8,452)		(763,976)
CVB Financial Corp.	(16,688)		(316,905)
Delek US Holdings, Inc.*	(21,924)		(291,370)
Dun & Bradstreet Holdings, Inc.*	(19,470)		(521,991)
Ecolab, Inc.	(2,707)		(601,360)
First Financial Bankshares, Inc.	(18,630)		(622,615)
Floor & Decor Holdings, Inc., Class A*	(6,035)		(483,343)
Glaukos Corp.*	(6,647)		(448,540)
GoodRx Holdings, Inc., Class A*	(5,967)		(224,956)
Hormel Foods Corp.	(13,112)		(618,624)
International Flavors & Fragrances, Inc.	(5,132)		(575,297)
Lennox International, Inc.	(1,737)		(499,961)
LGI Homes, Inc.*	(2,612)		(282,227)
Middleby Corp., (The)*	(4,250)		(577,957)
Moderna, Inc.*	(4,251)		(649,298)
MongoDB, Inc.*	(1,122)		(322,362)
Netflix, Inc.*	(1,249)		(612,884)
Novanta, Inc.*	(3,101)		(372,058)
Proto Labs, Inc.*	(2,037)		(281,432)
Q2 Holdings, Inc.*	(3,767)		(427,065)
Quaker Chemical Corp.	(1,274)		(314,678)
RLI Corp.	(6,353)		(608,173)
Slack Technologies, Inc., Class A*	(16,535)		(709,021)
Stitch Fix, Inc., Class A*	(11,919)		(482,719)
Tesla, Inc.*	(801)		(454,648)
Twitter, Inc.*	(15,591)		(725,137)
Westamerica Bancorporation	(7,683)		(423,487)
Zillow Group, Inc., Class A*	(2,646)		(291,986)
			(19,937,042)
TOTAL COMMON STOCKS
(Proceeds $(27,700,936))			(33,412,014)
TOTAL SECURITIES SOLD SHORT—(27.1%)
(Proceeds $(27,700,936))			(33,412,014)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN††—(0.2%)
Call Options Written—(0.2%)
Allstate Corp., (The)
Expiration:
01/15/2021,
Exercise Price:
105.00	(25)	(255,875)	(5,875)
KeyCorp
Expiration:
06/18/2021,
Exercise Price:
15.00	(784)	(1,212,064)	(154,840)
Oracle Corp.
Expiration:
06/18/2021,
Exercise Price:
60.00	(167)	(963,924)	(58,450)
Virtu Financial, Inc.
Expiration:
03/19/2021,
Exercise Price:
25.00	(390)	(888,810)	(33,930)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(304,369))			(253,095)
TOTAL OPTIONS WRITTEN
(Premiums received $(304,369))			(253,095)
OTHER ASSETS IN EXCESS OF LIABILITIES—28.7%			35,389,448
NET ASSETS—100.0%			$123,259,546

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of November 30, 2020.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at November 30, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United Kingdom
GVC LN	Goldman Sachs	9/18/2025	0.04%	Monthly	76,201	$1,051,942	$62,717
Total Long						1,051,942	62,717

Short
South Korea
Celltrion Inc.	Goldman Sachs	9/18/2025	0.08	Monthly	(726)	$(223,072)	$(35,478)

Taiwan
Advantech Co. Ltd.	Morgan Stanley	9/22/2022	0.08	Monthly	(33,000)	(355,443)	1,678
Formosa Petrochemical Corp.	Macquarie	12/23/2021	0.08	Monthly	(224,000)	(711,236)	15,693
Hiwin Technologies Corp.	Morgan Stanley	9/22/2022	0.08	Monthly	(38,000)	(407,298)	(11,565)
						(1,473,977)	5,806
Thailand
Airports of Thailand	Morgan Stanley	9/22/2022	0.08	Monthly	(177,300)	(375,114)	12,735

United Kingdom
Antofagasta PLC	Goldman Sachs	9/18/2025	0.05	Monthly	(22,728)	(379,810)	(44,570)
Pearson PLC	Goldman Sachs	9/18/2025	0.05	Monthly	(74,718)	(644,481)	(26,151)
Rolls-Royce Holding PLC	Goldman Sachs	9/18/2025	0.05	Monthly	(534,978)	(753,862)	(21,459)
Schroders PLC	Goldman Sachs	9/18/2025	0.05	Monthly	(8,434)	(361,939)	(20,943)
						(2,140,092)	(113,123)
Total Short						(4,212,255)	(130,060)
Net unrealized gain/(loss) on Contracts For Difference						(3,160,313)	$(67,343)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	1,487,598	-	1,487,598	-
Bermuda	2,266,935	2,266,935	-	-
Brazil	2,427,977	2,427,977	-	-
Canada	3,596,710	3,596,710	-	-
China	1,063,082	-	1,063,082	-
France	11,393,456	-	11,393,456	-
Germany	7,461,922	-	7,461,922	-
Hong Kong	1,801,576	-	1,801,576	-
Hungary	646,697	-	646,697	-
Italy	1,475,403	-	1,475,403	-
Japan	12,714,560	-	12,714,560	-
Macao	676,197	-	676,197	-
Netherlands	648,730	648,730	-	-
Norway	611,648	-	611,648	-
South Korea	6,813,405	899,640	5,913,765	-
Sweden	3,013,006	-	3,013,006	-
Switzerland	5,569,924	-	5,569,924	-
Taiwan	848,778	-	848,778	-
United Kingdom	7,372,238	377,827	6,994,411	-
United States	45,867,560	45,867,560	-	-
Preferred Stock
Germany	590,576	590,576	-	-
Short-Term Investments	3,187,229	3,187,229	-	-
Contracts For Difference
Equity Contracts	92,822	92,822	-	-
Total Assets	$121,628,029	$59,956,006	$61,672,023	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(1,337,022)	$-	$(1,337,022)	$-
Canada	(431,580)	(431,580)	-	-
China	(1,028,276)	(787,708)	(240,568)	-
France	(548,199)	-	(548,199)	-
Germany	(1,659,697)	(616,738)	(1,042,959)	-
Japan	(6,378,335)	-	(6,378,335)	-
Sweden	(603,071)	-	(603,071)	-
Switzerland	(440,482)	-	(440,482)	-
United Kingdom	(1,048,310)	(744,887)	(303,423)	-
United States	(19,937,042)	(19,937,042)		-
Options Written
Equity Contracts	(253,095)	(98,255)	(154,840)	-
Contracts For Difference
Equity Contracts	(160,165)	(160,165)	-	-
Total Liabilities	$(33,825,274)	$(22,776,375)	$(11,048,899)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.